STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number Of Shares Reserved For Future Issuance	27,951,647	22,231,627
Warrant [Member]
Number Of Shares Reserved For Future Issuance	21,512,459	17,403,989
Stock Options [Member]
Number Of Shares Reserved For Future Issuance	6,439,188	4,827,638